CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2020
CASH AND DUE FROM BANKS
CASH AND DUE FROM BANKS

4            CASH AND DUE FROM BANKS

a)	The composition of the item is presented below:

	2020	2019
	S/(000)	S/(000)

Cash and clearing (b)	5,233,643	4,917,674
Deposits with Central Reserve Bank of Peru (BCRP) (b)	26,003,415	18,367,651
Deposits with Central Bank of Bolivia and Colombia (b)	1,085,785	652,579
Deposits with foreign banks (c)	3,350,106	1,402,403
Deposits with local banks (c)	1,027,081	481,412
Interbank funds	32,222	137,722
Accrued interest	1,515	14,601
Total cash and cash equivalents	36,733,767	25,974,042
Restricted funds	19,227	12,720
Total cash	36,752,994	25,986,762

Cash and cash equivalents presented in the consolidated statement of cash flows exclude restricted funds, see note 3(ac).

b)    Cash, clearing and deposits with Central Banks and Bank of the Republic -

These accounts mainly  include the legal cash requirements that Subsidiaries of Credicorp must keep to be able to honor their obligations with the public. The composition of these funds is as follows:

	2020	2019
	S/(000)	S/(000)

Legal cash requirements (i)
Deposits with Central Reserve Bank of Peru	16,903,941	13,727,222
Deposits with Central Bank of Bolivia	1,079,878	646,865
Deposits with Republic Bank of Colombia	5,907	5,714
Cash in vaults of Bank	4,529,683	4,132,347
Total legal cash requirements	22,519,409	18,512,148

Additional funds
Overnight deposits with Central Reserve Bank of Peru (ii)	2,972,744	4,640,429
Term deposits with Central Reserve Bank of Peru (iii)	5,988,900	—
Cash in vaults of Bank and others	703,960	785,327
Other Deposits BCRP	137,830	—
Total additional funds	9,803,434	5,425,756
Total	32,322,843	23,937,904

(i)   At December 31, 2020 cash and deposits that generate interest subject to legal cash requirements in local and foreign currency are subject to an implicit rate of 4.00 percent and 34.51 percent, respectively, on the total balance of obligations subject to legal cash requirements, as required by the BCRP (5.01 percent and 35.06 percent, respectively, at December 31, 2019).

In Management’s opinion, the Group has complied with the calculation legal cash requirements established by current regulations.

(ii)   At December 31, 2020, the Group maintains four “overnight” deposits with the BCRP, of which are two denominated in soles in amount of S/559.7 million and two in U.S Dollars in amount of US$666.4 million, equivalent to S/2,413.0 million. At said date, the deposit in soles and deposits in U.S Dollars accrue interest at annual rates of 0.15 percent and 0.13 percent, respectively, and have maturities at 4 days.

At December 31, 2019, the Group maintains three “overnight” deposits with the BCRP, which are one denominated in soles in amount of S/360.0 million and two in U.S Dollars in amount of US$1,291.6 million, equivalent to S/4,280.4 million . At said date, deposits in soles and deposits in U.S Dollars accrue interest at annual rates of 1.00 percent and 1.57, respectively, and have maturities at 2 days.

(iii) In order to temporarily control the liquidity generated by the disbursement of the credit repurchase agreement with a National Government Guarantee represented in securities, and in view of the BCRP’s offer of profitable rates for short-term deposits. The Group maintains sixteen term deposits, which are denominated in soles. As of that date, the deposits accrue interest at an annual rate of 0.25 percent and have maturities between January 4 and 7, 2021.

c)      Deposits with local and foreign banks -

Deposits with local and foreign banks mainly consist of balances in soles and U.S. dollars; these are cash in hand and earn interest at market rates. At December 31, 2020 and 2019 Credicorp and its Subsidiaries do not maintain significant deposits with any bank in particular.